Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Jun. 14, 2018	Dec. 31, 2017
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	$ (150,339)	$ (28,459)	$ (11,654)
Items increasing (decreasing) reported net profit:
Impairment loss				$ 0
Profit for the period	(150,339)	(28,459)	(11,654)
Equity	2,799,857	2,968,200	3,029,565			$ 3,063,627
Items increasing (decreasing) reported Partners' equity:
Equity	2,799,857	2,968,200	3,029,565			3,063,627
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	274,544,000	390,377,000	119,710,000
Items increasing (decreasing) reported net profit:
Profit for the period	274,544,000	390,377,000	119,710,000
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(165,449)	(95,257)	(81,517)
Items increasing (decreasing) reported net profit:
Profit for the period	(165,449)	(95,257)	(81,517)
Equity	324,386	489,712	583,723		$ 6,216	659,115
Items increasing (decreasing) reported Partners' equity:
Equity	324,386	489,712	583,723		$ 6,216	$ 659,115
Stripping activity asset [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	31,419	(41,508)	(64,452)
Items increasing (decreasing) reported net profit:
Profit for the period	31,419	(41,508)	(64,452)
Equity	(267,596)	(299,015)	(257,507)
Items increasing (decreasing) reported Partners' equity:
Equity	(267,596)	(299,015)	(257,507)
Reclamation and mine closure [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	23	23	1,351
Items increasing (decreasing) reported net profit:
Profit for the period	23	23	1,351
Equity	(5,480)	(5,503)	(5,526)
Items increasing (decreasing) reported Partners' equity:
Equity	(5,480)	(5,503)	(5,526)
Inventories [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(906)	(53,424)	(29,515)
Items increasing (decreasing) reported net profit:
Profit for the period	(906)	(53,424)	(29,515)
Equity	(217,707)	(216,801)	(163,377)
Items increasing (decreasing) reported Partners' equity:
Equity	(217,707)	(216,801)	(163,377)
Deferred workers' profit participation [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(24,255)	(23,449)	(7,079)
Items increasing (decreasing) reported net profit:
Profit for the period	(24,255)	(23,449)	(7,079)
Equity	(87,415)	(63,160)	(39,711)
Items increasing (decreasing) reported Partners' equity:
Equity	(87,415)	(63,160)	(39,711)
Lease Activity [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	1,597	2,071
Items increasing (decreasing) reported net profit:
Profit for the period	1,597	2,071
Equity	3,668	2,071
Items increasing (decreasing) reported Partners' equity:
Equity	3,668	2,071
Deferred income tax [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(6,514)	45,759	33,291
Items increasing (decreasing) reported net profit:
Profit for the period	(6,514)	45,759	33,291
Equity	189,073	195,587	149,828
Items increasing (decreasing) reported Partners' equity:
Equity	189,073	195,587	149,828
Others [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(222)	(134)	(26)
Items increasing (decreasing) reported net profit:
Profit for the period	(222)	(134)	(26)
Equity	(144)	78	212
Items increasing (decreasing) reported Partners' equity:
Equity	(144)	78	212
Effect of transition to IFRSs [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	274,544	390,377	119,710
Items increasing (decreasing) reported net profit:
Profit for the period	274,544	390,377	119,710
Equity	5,635,328	5,359,323	5,117,732
Items increasing (decreasing) reported Partners' equity:
Equity	5,635,328	5,359,323	5,117,732
Effect of transition to IFRSs [member] | Sociedad Minera Cerro Verde S.A.A. [Member] | Maximum
Items increasing (decreasing) reported net profit:
Equity	5,066,565	4,896,850
Items increasing (decreasing) reported Partners' equity:
Equity	5,066,565	4,896,850
Effect of transition to IFRSs [member] | Sociedad Minera Cerro Verde S.A.A. [Member] | Minimum
Items increasing (decreasing) reported net profit:
Equity	4,972,580	4,801,651
Items increasing (decreasing) reported Partners' equity:
Equity	4,972,580	4,801,651
Effect of transition to IFRSs [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(98,094)	98,573	12,449
Items increasing (decreasing) reported net profit:
Profit for the period	(98,094)	98,573	12,449
Equity	1,078,575	1,176,679	1,078,077
Items increasing (decreasing) reported Partners' equity:
Equity	1,078,575	1,176,679	1,078,077
Effect of transition to IFRSs [member] | Impairment loss [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity	2,469,188	2,469,188	2,469,188
Items increasing (decreasing) reported Partners' equity:
Equity	2,469,188	2,469,188	2,469,188
Effect of transition to IFRSs [member] | Elimination of impairment loss recorded under US GAAP [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity	(933,200)	(933,200)	(933,200)
Items increasing (decreasing) reported Partners' equity:
Equity	(933,200)	(933,200)	(933,200)
Effect of transition to IFRSs [member] | Stripping activity asset [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	53
Items increasing (decreasing) reported net profit:
Profit for the period	53
Effect of transition to IFRSs [member] | Stripping activity asset [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(32,169)	7,533	18,227
Items increasing (decreasing) reported net profit:
Profit for the period	(32,169)	7,533	18,227
Equity	(40,409)	(8,240)	(15,773)
Items increasing (decreasing) reported Partners' equity:
Equity	(40,409)	(8,240)	(15,773)
Effect of transition to IFRSs [member] | Reclamation and mine closure [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(61,555)	54,873	(20,537)
Items increasing (decreasing) reported net profit:
Profit for the period	(61,555)	54,873	(20,537)
Equity	64,971	139,834	12,323
Items increasing (decreasing) reported Partners' equity:
Equity	64,971	139,834	12,323
Effect of transition to IFRSs [member] | Inventories [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	55
Items increasing (decreasing) reported net profit:
Profit for the period	55
Effect of transition to IFRSs [member] | Inventories [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(929)	(7,740)	(10,217)
Items increasing (decreasing) reported net profit:
Profit for the period	(929)	(7,740)	(10,217)
Equity	(5,766)	(4,837)	2,903
Items increasing (decreasing) reported Partners' equity:
Equity	(5,766)	(4,837)	2,903
Effect of transition to IFRSs [member] | Deferred workers' profit participation [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	38
Items increasing (decreasing) reported net profit:
Profit for the period	38
Effect of transition to IFRSs [member] | Others [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	20	276	151
Items increasing (decreasing) reported net profit:
Profit for the period	20	276	151
Equity	3,681	3,072	2,776
Items increasing (decreasing) reported Partners' equity:
Equity	3,681	3,072	2,776
Effect of transition to IFRSs [member] | Asset retirement obligation [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	16,702	14,504	89,280
Items increasing (decreasing) reported net profit:
Profit for the period	16,702	14,504	89,280
Equity	(29,149)	(59,160)	(1,026)
Items increasing (decreasing) reported Partners' equity:
Equity	(29,149)	(59,160)	(1,026)
Effect of transition to IFRSs [member] | Interest Regarding Tax Claim [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(16,496)	16,839
Items increasing (decreasing) reported net profit:
Profit for the period	(16,496)	16,839
Equity		16,839
Items increasing (decreasing) reported Partners' equity:
Equity		16,839
Effect of transition to IFRSs [member] | Income Tax Payable, Including Fines [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(11,920)	12,168
Items increasing (decreasing) reported net profit:
Profit for the period	(11,920)	12,168
Equity		12,168
Items increasing (decreasing) reported Partners' equity:
Equity		12,168
Effect of transition to IFRSs [member] | Contingencies [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year			1,228
Items increasing (decreasing) reported net profit:
Profit for the period			1,228
Equity	1,228	1,228	1,228
Items increasing (decreasing) reported Partners' equity:
Equity	1,228	1,228	1,228
Effect of transition to IFRSs [member] | Debt instrument interest [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	1,497	1,497	735
Items increasing (decreasing) reported net profit:
Profit for the period	1,497	1,497	735
Effect of transition to IFRSs [member] | Deb instruments [Member] | Minera Yanacocha SRL and subsidiary [Member]
Items increasing (decreasing) reported net profit:
Equity	45,424	43,927	42,430
Items increasing (decreasing) reported Partners' equity:
Equity	45,424	43,927	42,430
Effect of transition to IFRSs [member] | Reversal of depreciation of assets impaired under IFRS [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(97,352)	(205,653)	(320,424)
Items increasing (decreasing) reported net profit:
Profit for the period	(97,352)	(205,653)	(320,424)
Equity	(1,297,689)	(1,200,337)	(994,684)
Items increasing (decreasing) reported Partners' equity:
Equity	(1,297,689)	(1,200,337)	(994,684)
Effect of transition to IFRSs [member] | Reversal of depreciation of assets impaired under US GAAP [Member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	104,108	204,276	254,006
Items increasing (decreasing) reported net profit:
Profit for the period	104,108	204,276	254,006
Equity	800,296	696,188	491,912
Items increasing (decreasing) reported Partners' equity:
Equity	800,296	696,188	491,912
Previous GAAP [member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	275,686	319,715	53,280
Items increasing (decreasing) reported net profit:
Profit for the period	275,686	319,715	53,280
Equity	5,249,727	4,972,580	4,801,651
Items increasing (decreasing) reported Partners' equity:
Equity	5,249,727	4,972,580	4,801,651
Previous GAAP [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(263,543)	3,316	(69,068)
Items increasing (decreasing) reported net profit:
Profit for the period	(263,543)	3,316	(69,068)
Equity	1,402,962	1,666,382	1,661,800
Items increasing (decreasing) reported Partners' equity:
Equity	$ 1,402,962	$ 1,666,382	$ 1,661,800